Finite-Lived Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Land use right USD ($)	Dec. 31, 2012 Land use right CNY	Dec. 31, 2011 Land use right CNY	Dec. 31, 2012 Customer relationships USD ($)	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2012 Software USD ($)	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Trademarks USD ($)	Dec. 31, 2012 Trademarks CNY	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2012 User List USD ($)	Dec. 31, 2012 User List CNY	Dec. 31, 2011 User List CNY	Dec. 31, 2012 Others USD ($)	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2012 Licensed Copyrights Of Video Contents USD ($)	Dec. 31, 2012 Licensed Copyrights Of Video Contents CNY
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		1,967,912	1,125,672		298,600	223,309		307,104	254,169		215,195	132,414		320,527	320,527		233,570	158,070		181,250	37,183		411,666
Finite-lived intangible assets, accumulated amortization		(388,310)	(153,790)		(16,498)	(11,252)		(64,420)	(40,168)		(75,131)	(45,288)		(46,639)	(14,567)		(78,205)	(23,418)		(27,575)	(19,097)		(79,842)
Finite-lived intangible assets, impairment loss		(2,347)	(5,540)		0	0		0	(1,031)		(2,347)	(3,424)		0	0		0	0		0	(1,085)		0
Finite-lived intangible assets, net carrying value	$ 253,167	1,577,255	966,342	$ 45,281	282,102	212,057	$ 38,953	242,684	212,970	$ 22,105	137,717	83,702	$ 43,962	273,888	305,960	$ 24,938	155,365	134,652	$ 24,667	153,675	17,001	$ 53,261	331,824